Note 7 - Premises and Equipment - Premises and Equipment (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Premise and Equipment, Gross	$ 51,539,534	$ 50,375,861
Accumulated Depreciation	(22,708,262)	(22,736,431)
	28,831,272	27,639,430
Land [Member]
Premise and Equipment, Gross	10,934,885	9,668,722
Building [Member]
Premise and Equipment, Gross	26,544,689	26,893,354
Furniture and Fixtures [Member]
Premise and Equipment, Gross	12,782,042	13,090,366
Leasehold Improvements [Member]
Premise and Equipment, Gross	696,529	655,166
Construction in Progress [Member]
Premise and Equipment, Gross	$ 581,389	$ 68,253